Basis of preparation and accounting policies (Tables)	12 Months Ended
Dec. 31, 2019
Basis of preparation and accounting policies [abstract]
Reconciliation Net Result under IFRS-EU and IFRS-IASB
Reconciliation net result under IFRS-EU and IFRS-IASB
	Net result
	2019	2018	2017
In accordance with IFRS-EU	4,781	4,703	4,905
Adjustment of the EU IAS 39 carve-out	–1,181	148	817
Tax effect of the adjustment 1)	303	–90	–258
Effect of adjustment after tax	–878	58	559

In accordance with IFRS-IASB (attributable to the equityholders of the parent)	3,903	4,761	5,464
Non-controlling interests	99	108	82
In accordance with IFRS-IASB Total net result	4,001	4,869	5,546
1) includes the effect of changes in tax rate.

Reconciliation Shareholders' Equity under IFRS-EU and IFRS-IASB
Reconciliation shareholders’ equity under IFRS-EU and IFRS-IASB
	Total Equity
	2019	2018	2017
In accordance with IFRS-EU	53,769	50,932	50,406
Adjustment of the EU IAS 39 carve-out	–3,658	–2,460	–2,655
Tax effect of the adjustment	885	577	678
Effect of adjustment after tax	–2,773	–1,883	–1,977

Shareholders’ equity	50,996	49,049	48,429
Non-controlling interests	893	803	715
In accordance with IFRS-IASB Total Equity	51,889	49,851	49,144

Lease liability under IFRS 16 on transition to IFRS 16

1 January 2019
Future rental commitments for operating lease contract disclosed under IAS 17 as at 31 December 2018	1,378
(Less) discounting effect using ING’s incremental borrowing rate at 1-1-2019	–108
(Less) recognition exemption for short-term leases	–16
(Less) recognition exemption for low value assets	–3
(Less) non-lease components of a contract	–78
Add extension and termination options reasonably certain to be exercised	143
(Less) variable lease payments based on an index or a rate	–15
Lease liability recognised under IFRS 16 at 1 January 2019	1,301